GE FUNDS

Supplement Dated June 20, 2005

To Prospectus Dated January 29, 2005

The following information supersedes in its entirety the corresponding information contained on pages 56 and 57 under the captions “About the Funds’ Portfolio Managers” and “About the Sub-Adviser”. It incorporates certain biographical information for Mr. Robert A. Jasminski who was recently appointed co-manager with Mr. Daizo Motoyoshi of the GE Global Equity Fund, and also includes new information, consistent with the requirements of the U.S. Securities and Exchange Commission, which must be disclosed by the Funds no later than January 29, 2006.

About the Funds’ Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of a Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of a Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds (except for the GE Money Market Fund) followed by biographical information for each portfolio manager.

Portfolio Management Teams

The GE U.S. Equity Fund is managed by a team of portfolio managers that includes Christopher D. Brown, Stephen V. Gelhaus, Paul C. Reinhardt and Richard L. Sanderson. Each of the foregoing portfolio managers manages (or co-manages) one of three sub-portfolios, which comprise the Fund. The three sub-portfolios are managed independently of each other and the portfolio managers have full discretion over their sub-portfolio. The weightings to each sub-portfolio in the Fund, which can be changed at any time but generally remain stable for 18 to 24 months, are driven by the objective of keeping the Fund “style neutral” such that it combines growth and value investment management styles and does not tend to favor either style.

The GE Value Equity Fund is co-managed by Paul C. Reinhardt and Stephen V. Gelhaus. Messrs. Reinhardt and Gelhaus both manage the Fund as a collaborative team. Both portfolio managers have the authority to increase or decrease existing positions in the Fund; however, Mr. Reinhardt, as lead manager, is vested with the authority to purchase securities that are new to the Fund or to divest the Fund of its entire position in a security. Mr. Reinhardt also has veto authority over Mr. Gelhaus’ trade decisions.

The GE Global Equity Fund is co-managed by Robert A. Jasminski and Daizo Motoyoshi. Messrs. Jasminski and Motoyoshi each independently manage approximately one-half of the portfolio; however, they operate as a collaborative team and inform each other of trades. Mr. Motoyoshi has oversight authority over Mr. Jasminski’s portion of the portfolio.

The GE International Equity Fund is managed by a team of portfolio managers that includes Brian Hopkinson, Ralph R. Layman, Jonathan L. Passmore, Michael J. Solecki and Judith A. Studer. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of which portions Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other, rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.

The GE Premier Growth Equity Fund is managed by David B. Carlson.

The GE Fixed Income Fund is managed by a team of portfolio managers that includes Alfredo Chang, Paul M. Colonna, Mark Delaney, Eric H. Gould, William M. Healey and Vita Marie Pike. The team is lead by Mr. Colonna, who is vested with oversight authority but does not possess the power to veto the investment decisions of his co-managers. Each portfolio manager is assigned a class of assets, the size of which are determined by team consensus and adjusted on a monthly basis, if necessary. Although each portfolio manager manages his or her asset class independent of the other team members, the team is highly collaborative and communicative.

The GE Government Securities Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey and Joseph M. Rutigliano. As lead portfolio manager for the Fund, Mr. Healey chooses the portfolio managers for the team, oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager has discretionary authority over his portion of the Fund.

The GE Short-Term Government Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Eric H. Gould, William M. Healey and Joseph M. Rutigliano. As lead portfolio manager for the Fund, Mr. Colonna chooses the portfolio managers for the team, oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager has discretionary authority over his portion of the Fund.

The GE Tax-Exempt Fund is managed by Michael J. Caufield.

The GE Strategic Investment Fund is managed by a team of portfolio managers led by Christopher D. Brown, Paul M. Colonna and Ralph R. Layman. Each of the foregoing portfolio managers is responsible for managing one of three sub-portfolios: U.S. equity, international equity and fixed income. Mr. Brown manages the U.S. equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of managers and analysts. The sub-portfolios underlying this Fund are managed independently of each other and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to this Fund’s objectives.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund’s investments. The portfolio managers may change from time to time.

Christopher D. Brown is a Senior Vice President of GE Asset Management. He has served on the portfolio management teams for the GE U.S. Equity Fund since December 1998 and for the GE Strategic Investment Fund since September 2003. Mr. Brown joined GE Asset Management in 1985 as a Manager of Funds Accounting. He became a U.S. Equity Analyst in 1989, a Vice President and portfolio manager in 1992, and a Senior Vice President in 1996.

David B. Carlson is a Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson is portfolio manager for the GE Premier Growth Equity Fund and has served in this capacity since the Fund’s commencement. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and a Director and Executive Vice President in 2003.

Michael J. Caufield is a Senior Vice President of GE Asset Management. He is portfolio manager of the GE Tax-Exempt Fund and has served in that capacity since October 2000. Mr. Caufield joined GE Asset Management in 1987 as Vice President, Manager of Fixed Income Research & Analysis and was promoted to Senior Vice President in 1994.

Alfredo Chang is a Vice President of GE Asset Management. He has been a portfolio manager of the GE Fixed Income Fund since March 2005. Mr. Chang joined GE Asset Management in July 2002 as a portfolio manager and was made responsible for the emerging market fixed income effort at GE Asset Management in November 2003. Mr. Chang was an assistant portfolio manager with Genworth Financial, formerly known as GE Financial Assurance, an affiliate of GE Asset Management, from August 2000 until he joined GE Asset Management in July 2002. Prior to that, he oversaw offshore investment portfolios at AIG Global Investment Corporation.

Paul M. Colonna is a Senior Vice President of GE Asset Management. Since January 2005, he has led the team of portfolio managers for the GE Fixed Income Fund and the GE Short-Term Government Fund and has been responsible for the fixed income portion of the GE Strategic Investment Fund. He has served on the portfolio management team for the GE Government Securities Fund since February 2000. Prior to joining GE Asset Management in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Mark Delaney is a Vice President of GE Asset Management. He has been a member of the portfolio management team for the GE Fixed Income Fund since joining GE Asset Management in April 2002. Prior to joining GE Asset Management, Mr. Delaney was the Assistant Investment Officer for the Public Employees Retirement System of Ohio.

Stephen V. Gelhaus is a Vice President of GE Asset Management. He has been a member of the portfolio management teams for the GE U.S. Equity Fund and the GE Value Equity Fund since January 2002. Mr. Gelhaus joined GE Asset Management in June 1991 and was a Research Analyst in the U.S. Equity Department from 1995 through 2001 and became an associate portfolio manager for the GE Value Equity Fund in August 1999.

Eric H. Gould is a Vice President of GE Asset Management. He has been a portfolio manager for the GE Fixed Income Fund and the GE Short-Term Government Fund since joining GE Asset Management in September 2000. Prior to joining GE Asset Management, Mr. Gould was a Senior Asset Manager for Metropolitan Life Insurance Company.

William M. Healey is a Senior Vice President of GE Asset Management. He has served on the portfolio management teams for the GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund since joining GE Asset Management in 1996. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the Fixed Income Group at MetLife.

Brian Hopkinson is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE International Equity Fund since September 1997. Prior to joining GE Asset Management, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.

Robert Jasminski is a Vice President of GE Asset Management. He has been a portfolio manager for the GE Global Equity Fund since September 2004. More recently, he was appointed co-manager for this Fund. Mr. Jasminski joined GE Asset Management in 1993 as a Fixed Income Specialist and has been an International Equity Analyst and an International Small-Cap portfolio manager since 1998.

Ralph R. Layman is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has led the team of portfolio managers for the GE International Equity Fund since the Fund’s commencement and has been responsible for the international equity portion of the GE Strategic Investment Fund since September 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became and Executive Vice President in 1992.

Daizo Motoyoshi is a Senior Vice President of GE Asset Management. He has been a portfolio manager of the GE Global Equity Fund since September 2003. Mr. Motoyoshi joined GE Asset Management in 1994 as an International Equity Analyst and portfolio manager and became a global equity portfolio manager in 2002. Prior to joining GE Asset Management, Mr. Motoyoshi held positions at Alliance Capital Management and Ernst & Young.

Jonathan L. Passmore is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the GE International Equity Fund since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, International Equity.

Vita Marie Pike is a Vice President of GE Asset Management. She has served on the portfolio management team for the GE Fixed Income Fund since June 2004. Prior to joining GE Asset Management in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

Paul C. Reinhardt is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE U.S. Equity Fund since January 2001 and for the GE Value Equity Fund since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio manager since 1987.

Joseph M. Rutigliano is a Government and Mortgage-Backed Securities Trader at GE Asset Management. He has served on the portfolio management teams for the GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund and the fixed income portion of the GE Strategic Investment Fund since December 2002. Mr. Rutigliano joined GE Asset Management in July 2000 as a Mutual Fund Analyst, prior to which time he was a Plan Manager at Aetna Financial from July 1999.

Richard L. Sanderson is a Senior Vice President of GE Asset Management. He has been a portfolio manager of the GE U.S. Equity Fund since October 1995. Mr. Sanderson joined GE Asset Management in October 1995 as Vice President – Domestic Equities.

Michael J. Solecki is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the GE International Equity Fund since September 1997. He joined GE Asset Management in 1990 as an International Equity Analyst. He became a Vice President for International Equity Portfolios in 1996 and Senior Vice President in 2000.

Judith A. Studer is a Senior Vice President of GE Asset Management. She has served as a portfolio manager of the GE International Equity Fund since September 1997. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President – International Equities in 1995 and Senior Vice President – Domestic Equities in 1991.

About the Sub-Adviser

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-adviser that is primarily responsible for the day-to-day management of the investment programs for the GE Small-Cap Value Equity Fund. The following sets forth biographical information for those individuals who are primarily responsible for managing the Fund’s investments. As with GE Asset Management’s portfolio managers, the sub-adviser may change the portfolio managers from time to time.

GE Small-Cap Value Equity Fund

Palisade Capital Management, L.L.C. (Palisade)

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $2.2 billion as of December 31, 2004. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the GE Small-Cap Value Equity Fund since inception.

GE Small-Cap Value Equity Fund is managed by Jack Feiler, Jeffrey Schwartz and Dennison Veru, members of Palisade’s Investment Policy Committee. Prior to 2005, the Fund was managed by the entire Investment Policy Committee.

Jack Feiler, President and Chief Investment Officer, has day-to-day responsibility for managing the GE Small-Cap Value Equity Fund. Mr. Feiler has more than 33 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade’s operations in April 1995. He has served as a portfolio manager of the GE Small-Cap Value Equity Fund since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

Jeffrey Schwartz, Senior Portfolio Manager, joined Palisade in October 2004. Prior to joining Palisade, Mr. Schwartz was Vice President and Senior Portfolio Manager of Safeco Asset Management from September 2003 to September 2004. From June 2001 to August 2003, Mr. Schwartz founded Nantucket Investment Research in Farmington Hills, MI, conducted independent investment research and was a private investor. From June 1992 until May 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal.

Dennison T. (“Dan”) Veru is an Executive Vice-President and Co-Investment Officer of Palisade. Since joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Mr. Veru became a principal of Palisade in July 2004.